Stockholders' Equity - Common Stock Issuances - Additional Information (Details) shares in Millions	6 Months Ended
Jun. 30, 2019 shares
Pre-Funded Series D Warrants [Member]
Stockholders Equity Note [Line Items]
Exercise of pre-funded Series D Warrants (in shares)	7.9